Income Taxes	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 5 - Income Taxes

(5)  Income Taxes

As of September 30, 2014 the Company had a net operating loss carry-forward of approximately $87,000 which may be used to offset future taxable income and expires by 2034.

The Company provided a valuation allowance equal to the deferred income tax assets as of September 30, 2014, because it is not presently known whether future taxable income will be sufficient to utilize the loss carry forwards.